Business Developments (Narrative) (Detail) ¥ in Millions							1 Months Ended	12 Months Ended
	Dec. 11, 2015 JPY (¥)	Jan. 05, 2015 JPY (¥) shares	Mar. 20, 2014 JPY (¥)	Dec. 18, 2013 JPY (¥)	Sep. 20, 2013 JPY (¥)	Jun. 24, 2013 JPY (¥)	May 31, 2013 JPY (¥)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Jan. 05, 2015 THB / shares shares	Dec. 18, 2013 THB / shares
Business Developments [Line Items]
Goodwill								¥ 454,375	¥ 807,610	¥ 728,515
Amount of intangible assets, other than goodwill, after measurement period adjustment applied								1,015,150	1,160,164
Amount of the allocated difference between the cash paid and the cost basis of assets and liabilities										13,839
Amount of affiliate's ordinary shares acquired										75,136
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind									(15,269)
Noncontrolling Interests [Member]
Business Developments [Line Items]
Amount of the allocated difference between the cash paid and the cost basis of assets and liabilities										(13,839)
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind									15,269
MUAH; MUB's Acquisition of PB Capital Corporation's institutional commercial real estate ("CRE") lending division [Member]
Business Developments [Line Items]
Business acquisition in cash						¥ 358,040
Goodwill										23,115
Amount of measurement period adjustment for goodwill applied to the acquisition date fair value
MUMSS's Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member]
Business Developments [Line Items]
Percentage of ownership acquired			75.00%
Percentage of the allocated difference between the cash paid and the cost basis of assets and liabilities			40.00%
Amount of the allocated difference between the cash paid and the cost basis of assets and liabilities			¥ 13,839
MUMSS's Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] | MUSHD [Member]
Business Developments [Line Items]
Percentage of original interest in a subsidiary			51.00%
MUMSS's Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] | BTMU [Member]
Business Developments [Line Items]
Percentage of original interest in a subsidiary			24.00%
Percentage of ownership in the shares of a subsidiary			25.00%
MUTB's Acquisition of Butterfield Fulcrum Group [Member]
Business Developments [Line Items]
Business acquisition in cash					¥ 30,191
Goodwill										14,443
Amount of intangible assets, other than goodwill, after measurement period adjustment applied										¥ 21,646
Amount of measurement period adjustment for intangible assets, other than goodwill applied to the acquisition date fair value
Percentage of ownership acquired					100.00%
BTMU's Acquisition of Vietnam Joint Stock Commercial Bank for Industry and Trade [Member]
Business Developments [Line Items]
Amount of affiliate's ordinary shares acquired							¥ 75,136
Approximate percentage of ownership interest of equity method investee acquired							20.00%
BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member]
Business Developments [Line Items]
Business acquisition in cash				¥ 545,840
Goodwill				217,386
Amount of intangible assets, other than goodwill, recorded on acquisitions				¥ 214,607
Per share price on a Voluntary Tender Offer | THB / shares												THB 39
Percentage of ownership acquired				72.01%
Noncontrolling interests recorded on acquisitions				¥ 202,223
BTMU's Integration of Bank of Ayudhya Public Company Limited and BTMU Bangkok Branch [Member]
Business Developments [Line Items]
Common stock, issued in exchange for the contribution in kind | shares		1,281,618,026
Shares issued in exchange for the contribution in kind, price per share | THB / shares											THB 40.49
Number of common shares in a subsidiary | shares											5,655,332,146
Percentage of ownership in the shares of a subsidiary		76.88%
BTMU's Integration of Bank of Ayudhya Public Company Limited and BTMU Bangkok Branch [Member] | Noncontrolling Interests [Member]
Business Developments [Line Items]
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind		¥ 15,269
BTMU's Integration of Bank of Ayudhya Public Company Limited and BTMU Bangkok Branch [Member] | Capital Surplus [Member]
Business Developments [Line Items]
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind		¥ (15,269)
Mitsubishi UFJ Fund Service's Acquisition of UBS Global Asset Management's Alternative Fund Services Business [Member]
Business Developments [Line Items]
Business acquisition in cash	¥ 24,601
Goodwill	2,732
Amount of intangible assets, other than goodwill, recorded on acquisitions	¥ 7,622